Financial Instruments - Summary of the Maximum Credit Risk Exposure of the Groups Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 136,498	$ 93,987
Cash and cash equivalents [member]
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	66,427	17,556
Restricted cash [member]
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	25,187	10,087
Other assets [member]
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 44,884	$ 66,344